Related Party Transactions - Narrative Part 1 (Details) $ in Thousands				1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 02, 2012	Feb. 23, 2010	Feb. 23, 2010	May 31, 2013	Jan. 31, 2012 item	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($) item
Related Party Transaction [Line Items]
Subscriber-related expenses						$ 2,171,678	$ 2,167,880	$ 4,323,105	$ 4,272,976	$ 8,511,404	$ 8,066,642	$ 7,677,111
Satellite and transmission expenses						176,694	192,556	349,915	377,236	$ 753,853	685,732	527,483
EchoStar XV
Related Party Transaction [Line Items]
Minimum required notice period for termination of agreement by related party				30 days
EchoStar
Related Party Transaction [Line Items]
Notice period for termination of agreement										120 days
Agreement Renewal Option Term	1 year
Subscriber-related expenses						2,000	3,000	5,000	6,000	$ 12,000	9,000	5,000
Satellite and transmission expenses						$ 168,000	$ 183,000	$ 332,000	$ 358,000	$ 715,000	$ 646,000	$ 487,000
EchoStar | Remanufactured Receiver Agreement | Minimum
Related Party Transaction [Line Items]
Minimum required notice period for termination of agreement by related party								60 days		60 days
EchoStar | El Paso Lease Agreement | Dish Network
Related Party Transaction [Line Items]
Number of consecutive three year renewal options | item					4							4
Agreement Renewal Option Term					3 years							3 years
EchoStar | EchoStar XV
Related Party Transaction [Line Items]
Notice period for termination of agreement				30 days
EchoStar | DISH Remote Access Services Agreement
Related Party Transaction [Line Items]
Agreement term		5 years
Automatic renewal period			1 year					1 year
Additional term of renewal option								1 year
Required notice period for termination by the reporting entity			120 days					120 days
EchoStar | Sling Service Services Agreement
Related Party Transaction [Line Items]
Agreement term		5 years
Automatic renewal period			1 year					1 year
Additional term of renewal option								1 year
Required notice period for termination by the reporting entity			120 days					120 days